Segment Information - Power Segment (Details) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($)	Jul. 04, 2015 USD ($) MW	Sep. 27, 2014 USD ($) MW	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 01, 2013 USD ($)	Dec. 31, 2006 USD ($)
Segment Information
Number of reportable segments | segment				6
Segment Information
Gain on sale of assets					$ 5
Cumulative effect of a change in accounting method						$ 6
Interest income recorded for interest recognized on certain customer receivable balances				$ 40	$ 14	$ 18
Dominican Republic
Segment Information
Percentage of ownership interest accounted as equity method investment		29.90%
Amount invested under equity method		$ 10
Capacity of power facility (in megawatts) | MW		300
Amount invested under cost method								$ 6
Electricity generating facility | Dominican Republic
Segment Information
Amount invested under equity method		$ 10
Capacity of power facility (in megawatts) | MW		300
Power | Dominican Republic
Segment Information
Percentage of ownership interest accounted as equity method investment	29.90%			29.90%
Amount invested under cost method		$ 6
Power | Electricity generating facility | Dominican Republic
Segment Information
Amount invested under cost method		$ 6
Cumulative effect of a change in accounting method							$ 6
Power | Floating power generating facility | Dominican Republic
Segment Information
Capacity of power facility leased (in megawatts) | MW			72
Gain on sale of assets			$ 5
Power | Accounts Receivable
Segment Information
Interest income recorded for interest recognized on certain customer receivable balances	$ 31